Consolidated Balance Sheets (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Assets
Cash and cash equivalents	$ 567	$ 232
Accounts receivable, less allowance for doubtful accounts of $16 in 2010 and $18 in 2011	496	418
Inventories:
Barreled whiskey	330	299
Finished goods	150	142
Work in process	120	157
Raw materials and supplies	47	53
Total inventories	647	651
Current deferred tax assets	48	42
Other current assets	218.0	184.0
Total current assets	1,976	1,527
Property, plant and equipment, net	393	468
Goodwill	625	666
Other intangible assets	670	669
Deferred tax assets	12	11
Other assets	36	42
Total assets	3,712	3,383
Liabilities
Accounts payable and accrued expenses	412	342
Accrued income taxes	32	4
Current deferred tax liabilities	8	9
Short-term Borrowings	0	188
Current portion of long-term debt	255	3
Total current liabilities	707	546
Long-term debt, less unamortized discount of $1 in 2010 and $2 in 2011	504	508
Deferred tax liabilities	150	82
Accrued pension and other postretirement benefits	203	283
Other liabilities	88	69
Total liabilities	1,652	1,488
Commitments and contingencies
Common stock:
Additional paid-in capital	55	59
Retained earnings	2,710	2,464
Accumulated other comprehensive (loss) income, net of tax:
Pension and other postretirement benefits adjustment	(165)	(190)
Cumulative translation adjustment	48	11
Unrealized gain (loss) on cash flow hedge contracts	(14)	3
Treasury stock, at cost (9,364,000 and 11,337,000 shares in 2010 and 2011, respectively)	(598)	(476)
Total stockholders' equity	2,060	1,895
Total liabilities and stockholders' equity	3,712	3,383
Common Stock, Class A, voting [Member]
Common stock:
Common stock	9	9
Accumulated other comprehensive (loss) income, net of tax:
Total stockholders' equity		9
Common Stock, Class B, nonvoting [Member]
Common stock:
Common stock	15	15
Accumulated other comprehensive (loss) income, net of tax:
Total stockholders' equity	$ 15	$ 15